Accrued Expenses and Other Current Liabilities (Details) - Schedule of Accrued Expenses and Other Current Liabilities - USD ($)	Dec. 31, 2023	Jun. 30, 2023
Schedule of Accrued Expenses and Other Current Liabilities [Abstract]
Payroll and welfare payable	$ 29,588	$ 30,534
Other current liabilities	116,067	114,515
Accrued expenses and other current liabilities	$ 145,655	$ 145,049